TrueShares Eagle Global Renewable Energy Income ETF
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 96.8%	Shares	Value
Electric - 92.7%(a)
American Electric Power Co., Inc.	1,250	$136,588
Clearway Energy, Inc. - Class A	2,920	83,103
Dominion Energy, Inc.	1,115	62,518
Duke Energy Corp.	640	78,061
EDP SA	35,924	120,885
Electric Power Development Co. Ltd.	2,962	50,002
Endesa SA	3,410	90,338
Enel SpA	11,615	94,157
Fortum Oyj	4,692	76,660
Hawaiian Electric Industries, Inc. (b)	6,772	74,153
Iberdrola SA	5,142	83,067
Mercury NZ Ltd.	13,667	43,453
Meridian Energy Ltd.	29,366	93,366
NextEra Energy, Inc.	1,441	102,153
Northland Power, Inc.	6,258	85,539
Northwestern Energy Group, Inc.	1,120	64,814
PG&E Corp.	7,884	135,447
RWE AG	7,585	270,820
SSE PLC	8,297	170,840
Talen Energy Corp. (b)	191	38,137
Verbund AG - Class A	1,219	86,270
		2,040,371

Engineering & Construction - 4.1%
Acciona SA	692	90,390
TOTAL COMMON STOCKS (Cost $2,266,265)		2,130,761

REAL ESTATE INVESTMENT TRUSTS - 2.9%	Shares	Value
Investment Companies - 2.9%
HA Sustainable Infrastructure Capital, Inc.	2,178	63,685
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $58,669)		63,685

SHORT-TERM INVESTMENTS - 0.3%		Value
Money Market Funds - 0.3%	Shares
First American Treasury Obligations Fund - Class X, 4.25% (c)	6,064	6,064
TOTAL SHORT-TERM INVESTMENTS (Cost $6,064)		6,064

TOTAL INVESTMENTS - 100.0% (Cost $2,330,998)		2,200,510
Other Assets in Excess of Liabilities - 0.0% (d)		892
TOTAL NET ASSETS - 100.0%		$2,201,402
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

TrueShares Eagle Global Renewable Energy Income ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,130,761	$–	$–	$2,130,761
Real Estate Investment Trusts	63,685	–	–	63,685
Money Market Funds	6,064	–	–	6,064
Total Investments	$2,200,510	$–	$–	$2,200,510

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of March 31, 2025
(% of Net Assets)
United States	$844,723	38.3%
Germany	270,820	12.3
Spain	263,795	12.0
United Kingdom	170,840	7.8
New Zealand	136,819	6.2
Portugal	120,885	5.5
Italy	94,157	4.3
Austria	86,270	3.9
Canada	85,539	3.9
Finland	76,660	3.5
Japan	50,002	2.3
Other Assets in Excess of Liabilities	892	0.0 (a)
	$2,201,402	100.0%

(a)	Represents less than 0.05% of net assets.